NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended
	Jan. 10, 2025	Mar. 18, 2024	Mar. 18, 2024	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Debt instrument periodic payment				$ 24,000
Notes payable, current					$ 104,766	$ 171,669
Short-term financing				$ 260,000,000,000
Interest rate				6.70%
Second Finance Agreement [Member] | 2024 Toyota Corolla [Member]
Short-Term Debt [Line Items]
Face amount	$ 33,517
Maturity date	Jan. 18, 2031
Bears fixed interest rate	11.65%
Debt instrument periodic payment	$ 651
Notes payable					32,882
Notes payable, current					4,247
Finance Agreement [Member] | 2024 Toyota Corolla [Member]
Short-Term Debt [Line Items]
Face amount		$ 33,620	$ 33,620
Maturity date		Feb. 18, 2030
Bears fixed interest rate		5.99%	5.99%
Debt instrument periodic payment		$ 467
Notes payable					23,815	24,849
Notes payable, current					4,294	5,603
2024 DNO Insurance Policy [Member]
Short-Term Debt [Line Items]
Notes payable, current					$ 96,225	167,000
2024 Toyota Corolla [Member]
Short-Term Debt [Line Items]
Face amount		$ 33,620	$ 33,620
Maturity date			Feb. 18, 2030
Bears fixed interest rate		5.99%	5.99%
Debt instrument periodic payment			$ 467
Notes payable						24,849	0
Notes payable, current
2024 Directors and Officers Insurance Policy [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment				$ 24,000
Notes payable, current						$ 167,000	$ 0
Short-term financing				$ 260,000
Interest rate				6.70%